CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
Profit or loss [Abstract]
Revenue from royalty interests	$ 1,309,652	$ 2,969,757	$ 69,217
Revenue from stream interest	0	0	2,699,607
Total revenue	1,309,652	2,969,757	2,768,824
Cost of sales, excluding depletion	0	0	(1,058,749)
Depletion on royalty and stream interests	(869,360)	(2,347,535)	(698,840)
Gross profit	440,292	622,222	1,011,235
General and administrative expenses	(2,710,300)	(4,243,275)	(3,275,233)
Share-based payments	(1,632,131)	(5,324,268)	(1,564,752)
Loss from operations	(3,902,139)	(8,945,321)	(3,828,750)
Share of net income of Silverback	152,179	155,453	75,069
Mark-to-market gain (loss) on derivative royalty asset	269,236	(235,223)	0
Interest expense	(424,104)	(818,371)	(701,011)
Finance charges	(187,680)	(181,970)	(334,410)
Fair value adjustment on marketable securities	17,851	(9,305)	9,575
Foreign exchange gain (loss)	(171,688)	(442,203)	86,554
Other expenses	(12,441)	(14,528)	(9,312)
Loss before income taxes	(4,258,786)	(10,491,468)	(4,702,285)
Current income tax recovery (expense)	(181,315)	(46,706)	98,695
Deferred income tax recovery (expense)	(305,708)	111,817	181,063
Net loss and comprehensive loss	$ (4,745,809)	$ (10,426,357)	$ (4,422,527)
Earnings (loss) per share - basic and diluted	$ (0.13)	$ (0.24)	$ (0.13)
Weighted average number of shares outstanding - basic and diluted	37,795,299	42,570,625	33,887,938